Goodwill, Trade Name and Other Intangible Assets - Schedule of Company's Carrying Amount of Trade Name and Other Intangible Assets (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross intangible assets:
ATI trade name	[1]	$ 643,700	$ 643,700	$ 643,700
Non-compete agreements		5,328	4,678	4,428
Other intangible assets		640	640	640
Accumulated amortization:
Total trade name and other intangible assets, net		644,934	644,339	644,279
Non-compete Agreements
Accumulated amortization:
Accumulated amortization		(4,481)	(4,437)	(4,290)
Other Intangible Assets
Accumulated amortization:
Accumulated amortization		$ (253)	$ (242)	$ (199)

[1]	Not subject to amortization.